capital structure financial policies	12 Months Ended
Dec. 31, 2021
capital structure financial policies
capital structure financial policies
3	capital structure financial policies

General

Our objective when managing capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at acceptable risk.

In our definition of capital, we include common equity (excluding accumulated other comprehensive income), non-controlling interests, long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income), cash and temporary investments, and short-term borrowings, including those arising from securitized trade receivables.

We manage our capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our capital structure, we may adjust the amount of dividends paid to holders of Common Shares, purchase Common Shares for cancellation pursuant to normal course issuer bids, issue new shares (including Common Shares and TELUS International (Cda) Inc. subordinate voting shares), issue new debt, issue new debt to replace existing debt with different characteristics, and/or increase or decrease the amount of trade receivables sold to an arm’s-length securitization trust.

During 2021, our financial objectives, which are reviewed annually, were unchanged from 2020. We believe that our financial objectives are supportive of our long-term strategy.

We monitor capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA*) – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

* EBITDA is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. This measure, historically, is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with debt covenants.

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2021	2020
Components of debt and coverage ratios
Net debt [1]		$20,535	$19,826
EBITDA – excluding restructuring and other costs [2]		$6,476	$5,753
Net interest cost [3] (Note 9)		$773	$792
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20 – 2.70 [4]	3.17	3.45
Coverage ratios
Earnings coverage [5]		3.9	3.2
EBITDA – excluding restructuring and other costs interest coverage [6]		8.4	7.3

1Net debt and total capitalization are calculated as follows:

As at December 31	Note	2021	2020
Long-term debt	26	$20,852	$20,288
Debt issuance costs netted against long-term debt		94	97
Derivative (assets) liabilities, net		7	120
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt – excluding tax effects		191	69
Cash and temporary investments, net		(723)	(848)
Short-term borrowings	22	114	100
Net debt		20,535	19,826
Common equity		15,116	12,040
Non-controlling interests		943	528
Less : accumulated other comprehensive income included above in common equity and non-controlling interests		(186)	(135)
Total managed capitalization		$36,408	$32,259

2EBITDA – excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2021	2020
EBITDA	5	$6,290	$5,494
Restructuring and other costs	16	186	259
EBITDA – excluding restructuring and other costs		$6,476	$5,753

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at December 31, 2021, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following the recent 2021, and upcoming 2023 and 2024, spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined by Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding amounts attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA – excluding restructuring and other costs was 3.17 times as at December 31, 2021, down from 3.45 times one year earlier. The effect of the increase in net debt, primarily due to business acquisitions and the acquisition of spectrum licences, was exceeded by the effect of growth in EBITDA – excluding restructuring and other costs. EBITDA growth was reduced by COVID-19 pandemic impacts.

The earnings coverage ratio for the twelve-month period ended December 31, 2021, was 3.9 times, up from 3.2 times one year earlier. An increase in income before borrowing costs and income taxes increased the ratio by 0.7. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended December 31, 2021, was 8.4 times, up from 7.3 times one year earlier. Growth in EBITDA – excluding restructuring and other costs increased the ratio by 0.9 and a decrease in net interest costs increased the ratio by 0.2. Fiscal 2021 EBITDA growth was reduced by COVID-19 pandemic impacts.

TELUS Corporation Common Share dividend payout ratio

So as to be consistent with the way we manage our business, our TELUS Corporation Common Share dividend payout ratio is presented as a historical measure calculated as the sum of the most recent four quarters’ dividends declared for TELUS Corporation Common Shares, as recorded in the financial statements net of dividend reinvestment plan effects (see Note 13), divided by the sum of free cash flow* amounts for the most recent four quarters for interim reporting periods (divided by annual free cash flow if the reported amount is in respect of a fiscal year).

For the 12-month periods ended December 31	Objective	2021	2020
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)		192%	84%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	140%	67%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

* Free cash flow is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key measure that management, and investors, use to evaluate the performance of our business.

For the 12-month periods ended December 31 (millions)	2021	2020
TELUS Corporation Common Share dividends declared	$1,711	$1,520
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(624)	(561)
TELUS Corporation Common Share dividends declared – net of dividend reinvestment plan effects	$1,087	$959

Our calculation of free cash flow, and the reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended December 31 (millions)	Note	2021	2020
EBITDA	5	$6,290	$5,494
Deduct gain on disposition of financial solutions business	7	(410)	—
Deduct non-cash gains from the sales of property, plant and equipment		—	(4)
Restructuring and other costs, net of disbursements		10	35
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		(45)	43
Effect of lease principal	31(b)	(502)	(365)
Leases accounted for as finance leases prior to adoption of IFRS 16		—	86
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	139	27
Net employee defined benefit plans expense	15	113	102
Employer contributions to employee defined benefit plans		(53)	(51)
Interest paid		(744)	(740)
Interest received		17	13
Capital expenditures (excluding spectrum licences)	5	(3,498)	(2,775)
Free cash flow before income taxes		1,317	1,865
Income taxes paid, net of refunds		(601)	(430)
Effect of disposition of financial solutions business on income taxes paid		61	—
Free cash flow		777	1,435
Add (deduct):
Capital expenditures (excluding spectrum licences)	5	3,498	2,775
Effects of lease principal and leases accounted for as finance leases prior to adoption of IFRS 16		502	279
Gain on disposition of financial solutions business, net of effect on income taxes paid		(349)	—
Individually immaterial items included in net income neither providing nor using cash		(40)	85
Cash provided by operating activities		$4,388	$4,574